Statement of Financial Position - USD ($) $ in Millions		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2012
Assets
Cash and equivalents		$ 70,483		$ 70,025
Investment securities (Note 3)		31,973		35,505
Current receivables (Note 4)		27,022		23,237
Inventories (Note 5)		22,515		17,689
Financing receivables - net (Note 6)		12,052		13,445
Other GE Capital Receivables		6,782		6,261
Property, plant and equipment - net (Note 7)		54,095		48,070
Receivables from GE Capital (debt assumption)		0		0
Investment in GE Capital		0		0
Goodwill (Note 8)		65,526		53,207
Other intangible assets - net (Note 8)		16,744		13,182
Contract Assets (Note 9)		21,156		16,960
All other assets (Note 9)		37,471		24,836
Deferred income taxes (Note 14)		3,105		6,183
Assets of businesses held for sale (Note 2)		2,818		2,826
Assets of discontinued operations (Note 2)		120,951		323,529
Total assets(a)	[1]	492,692		654,954
Liabilities and equity
Short-term borrowings (Note 10)		49,892		70,425
Accounts payable, principally trade accounts		13,680		12,067
Progress collections and price adjustments accrued		15,776		12,537
Dividends payable		2,167		2,317
Other GE current liabilities		23,597		14,323
Non-recourse borrowings of consolidated securitization entities (Note 10)		3,083		4,403
Long-term borrowings (Note 10)		145,301		186,596
Investment contracts, insurance liabilities and insurance annuity benefits (Note 11)		25,692		27,432
Deferred income taxes		0		0
Non-current compensation and benefits		40,487		42,238
All other liabilities (Note 13)		22,558		16,511
Liabilities of businesses held for sale (Note 2)		861		941
Liabilities of discontinued operations (Note 2)		46,487		128,233
Total liabilities(a)	[1]	389,582		518,023
Redeemable noncontrolling interest (Note 15)		2,972		98		$ 214
Preferred stock value (5,944,250 shares outstanding at year-end 2015 and no shares outstanding at year-end 2014)		6		0
GECC preferred stock value (no shares outstanding at year-end 2015 and 50,000 shares outstanding at year-end 2014)		0		0
Common stock (9,379,288,000 and 10,057,380,000 shares outstanding at year-end 2015 and 2014)		702		702
Accumulated other comprehensive income (loss) - attributable to GE(b)
Investment securities	[2]	460		1,013
Currency translation adjustments	[2]	(5,499)		(2,428)
Cash flow hedges	[2]	(80)		(180)
Benefit plans	[2]	(11,410)		(16,578)
Other capital		37,613		32,889		33,070
Retained earnings		140,020		155,333		144,055
Less common stock held in treasury		(63,539)		(42,593)		(34,571)
Total GE shareowners' equity		98,274		128,159		123,026
Noncontrolling interests(c) (Note 15)		1,864	[3]	8,674	[3]	5,444
Total equity		100,138		136,833
Total liabilities, redeemable noncontrolling interests and equity		492,692		654,954
GE
Assets
Cash and equivalents	[4]	10,372		15,916
Investment securities (Note 3)	[4]	151		84
Current receivables (Note 4)	[4]	14,707		11,513
Inventories (Note 5)	[4]	22,449		17,639
Financing receivables - net (Note 6)	[4]	0		0
Other GE Capital Receivables	[4]	0		0
Property, plant and equipment - net (Note 7)		20,145		17,207	[4]
Receivables from GE Capital (debt assumption)	[4]	85,114		0
Investment in GE Capital	[4]	46,227		82,549
Goodwill (Note 8)	[4]	63,157		51,526
Other intangible assets - net (Note 8)	[4]	16,312		12,984
Contract Assets (Note 9)	[4]	21,156		16,960
All other assets (Note 9)	[4]	13,281		7,722
Deferred income taxes (Note 14)	[4]	7,666		8,772
Assets of businesses held for sale (Note 2)	[4]	2,818		2,805
Assets of discontinued operations (Note 2)	[4]	9		9
Total assets(a)		323,562	[4]	245,686	[4]	$ 663,247
Liabilities and equity
Short-term borrowings (Note 10)	[4],[5]	19,799		3,872
Accounts payable, principally trade accounts	[4]	19,250		16,511
Progress collections and price adjustments accrued	[4]	15,776		12,550
Dividends payable	[4]	2,167		2,317
Other GE current liabilities	[4]	23,595		14,322
Non-recourse borrowings of consolidated securitization entities (Note 10)	[4]	0		0
Long-term borrowings (Note 10)	[4],[5]	83,770		12,468
Investment contracts, insurance liabilities and insurance annuity benefits (Note 11)	[4]	0		0
Deferred income taxes	[4]	0		0
Non-current compensation and benefits	[4]	39,472		41,494
All other liabilities (Note 13)	[4]	15,573		11,429
Liabilities of businesses held for sale (Note 2)	[4]	1,409		1,504
Liabilities of discontinued operations (Note 2)	[4]	128		137
Total liabilities(a)	[4]	220,938		116,604
Redeemable noncontrolling interest (Note 15)	[4]	2,972		98
Preferred stock value (5,944,250 shares outstanding at year-end 2015 and no shares outstanding at year-end 2014)	[4]	6		0
GECC preferred stock value (no shares outstanding at year-end 2015 and 50,000 shares outstanding at year-end 2014)		0		0
Common stock (9,379,288,000 and 10,057,380,000 shares outstanding at year-end 2015 and 2014)	[4]	702		702
Accumulated other comprehensive income (loss) - attributable to GE(b)
Investment securities	[4]	460		1,013
Currency translation adjustments	[4]	(5,499)		(2,428)
Cash flow hedges	[4]	(80)		(180)
Benefit plans	[4]	(11,410)		(16,578)
Other capital	[4]	37,613		32,889
Retained earnings	[4]	140,020		155,333
Less common stock held in treasury	[4]	(63,539)		(42,593)
Total GE shareowners' equity	[4]	98,274		128,159
Noncontrolling interests(c) (Note 15)	[4]	1,378		825
Total equity	[4]	99,651		128,984
Total liabilities, redeemable noncontrolling interests and equity	[4]	323,562		245,686
GE Capital
Assets
Cash and equivalents		60,111		54,109
Investment securities (Note 3)		31,827		35,425
Current receivables (Note 4)		0		0
Inventories (Note 5)		66		50
Financing receivables - net (Note 6)		25,003		25,647
Other GE Capital Receivables		15,865		13,848
Property, plant and equipment - net (Note 7)		34,781		31,253
Receivables from GE Capital (debt assumption)		0		0
Investment in GE Capital		0		0
Goodwill (Note 8)		2,370		1,680
Other intangible assets - net (Note 8)		435		202
Contract Assets (Note 9)		0		0
All other assets (Note 9)		25,287		17,445
Deferred income taxes (Note 14)		(4,561)		(2,590)
Assets of businesses held for sale (Note 2)		0		0
Assets of discontinued operations (Note 2)		120,942		323,520
Total assets(a)		312,125		500,589
Liabilities and equity
Short-term borrowings (Note 10)	[5]	48,650		67,416
Accounts payable, principally trade accounts		1,745		1,905
Progress collections and price adjustments accrued		0		0
Dividends payable		0		0
Other GE current liabilities		0		0
Non-recourse borrowings of consolidated securitization entities (Note 10)		3,083		4,403
Long-term borrowings (Note 10)	[5]	129,062		174,174
Investment contracts, insurance liabilities and insurance annuity benefits (Note 11)		26,155		27,881
Deferred income taxes		0		0
Non-current compensation and benefits		1,006		734
All other liabilities (Note 13)		9,351		5,583
Liabilities of businesses held for sale (Note 2)		0		0
Liabilities of discontinued operations (Note 2)		46,359		128,096
Total liabilities(a)		265,411		410,191
Redeemable noncontrolling interest (Note 15)		0		0
Preferred stock value (5,944,250 shares outstanding at year-end 2015 and no shares outstanding at year-end 2014)		6		0
GECC preferred stock value (no shares outstanding at year-end 2015 and 50,000 shares outstanding at year-end 2014)		0		0
Common stock (9,379,288,000 and 10,057,380,000 shares outstanding at year-end 2015 and 2014)		0		0
Accumulated other comprehensive income (loss) - attributable to GE(b)
Investment securities		456		1,010
Currency translation adjustments		(898)		(839)
Cash flow hedges		(112)		(172)
Benefit plans		(540)		(577)
Other capital		12,326		32,999
Retained earnings		34,988		55,077
Less common stock held in treasury		0		0
Total GE shareowners' equity		46,227		87,499
Noncontrolling interests(c) (Note 15)		486		2,899
Total equity		46,713		90,398
Total liabilities, redeemable noncontrolling interests and equity		$ 312,125		$ 500,589

[1]	(a) Our consolidated assets at December 31, 2015 included total assets of $8,542 million of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs. These assets included current receivables and net financing receivables of $4,387 million and investment securities of $1,404 million within contin uing operations and assets of discontinued operations of $1,798 million. Our consolidated liabilities at December 31, 2015 included liabilities of certain VIEs for which the VIE creditors do not have recourse to GE. These liabilities included non-recourse borro wings of consolidated securitization entities (CSEs) of $3,083 million within continuing operations and non-recourse borrowings of CSEs within discontinued operations of $794 million. See Note 21 .
[2]	(b) The sum of accumulated other comprehensive inco me (loss) (AOCI) attributable to the Company was $ (16,529) million and $ (18,172) million at December 31, 2015 and 2014 , respectively.
[3]	(c) Included AOCI attributable to noncontrolling interests of $ (264) million and $ (194) milli on at December 31, 2015 and 2014 , respectively.
[4]	(a) Represents the adding together of all affiliated companies except GE Capital, which is presented on a one-line basis.
[5]	On December 2, 2015, senior unsecured notes and commercial paper was assumed by GE upon its merger with GE Capital resulting in an intercompany payable to GE. At December 31, 2015, this amounted to $17,649 million in short-term borrowings and $67,465 million in long-term borrowings. See Note 10 for additional information.